Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2021	December 31, 2022
A.	Term Loans:
	1.	Nerida Shipping Co.	9,975	-
	2.	Singleton Shipping Co. and Tatum Shipping Co.	37,600	34,400
	3.	Reddick Shipping Co. and Verandi Shipping Co.	-	-
	4.	Costamare. Inc.	30,188	-
	5.	Bastian Shipping Co. and Cadence Shipping Co.	98,000	82,800
	6.	Adele Shipping Co.	54,500	48,500
	7.	Costamare Inc.	123,990	112,430
	8.	Quentin Shipping Co. and Sander Shipping Co.	72,898	-
	9.	Costamare Inc.	24,554	-
	10.	Capetanissa Maritime Corporation et al.	56,500	15,671
	11.	Caravokyra Maritime Corporation et al.	54,400	6,928
	12.	Achilleas Maritime Corporation et al.	-	-
	13.	Kelsen Shipping Co.	4,050	-
	14.	Uriza Shipping S.A.	17,400	-
	15.	Berg Shipping Co.	11,660	10,540
	16.	Reddick Shipping Co. and Verandi Shipping Co.	14,900	-
	17.	Evantone Shipping Co. and Fortrose Shipping Co.	20,750	17,750
	18.	Ainsley Maritime Co. and Ambrose Maritime Co.	141,964	131,250
	19.	Hyde Maritime Co. and Skerrett Maritime Co.	138,519	127,212
	20.	Kemp Maritime Co.	70,350	64,300
	21.	Vernes Shipping Co.	12,650	-
	22.	Achilleas Maritime Corporation et al.	125,360	66,974
	23.	Novara et al.	63,833	65,043
	24.	Costamare Inc.	59,952	49,095
	25.	Costamare Inc.	80,228	-
	26.	Costamare Inc.	-	-
	27.	Costamare Inc.	79,348	24,387
	28.	Amoroto et al.	103,423	67,882
	29.	Costamare Inc.	-	-
	30.	Dattier Marine Corp et al.	43,480	-
	31.	Bernis Marine Corp. et al.	-	47,884
	32.	Costamare Inc.	-	52,361
	33.	Costamare Inc.	-	62,500
	34.	Adstone Marine Corp. et al.	-	-
	35.	Amoroto et al.	-	33,700
	36.	Benedict et al.	-	458,952
	37.	Reddick Shipping Co. and Verandi Shipping Co.	-	43,500
	38.	Quentin Shipping Co. and Sander Shipping Co.	-	85,000
	39.	Greneta Marine Corp. et al.	-	30,000
	40.	Bastian Shipping Co. et al.	-	-
	41.	Adstone Marine Corp. et al.	-	82,885
		Total Term Loans	$1,550,472	$1,821,944
B.	Other financing arrangements		803,589	678,930
C.	Unsecured Bond Loan		113,260	106,660
		Total long-term debt	$2,467,321	$2,607,534
		Less: Deferred financing costs	(25,238)	(22,913)
		Total long-term debt, net	2,442,083	2,584,621
		Less: Long-term debt current portion	(278,326)	(325,611)
		Add: Deferred financing costs, current portion	5,961	5,497
		Total long-term debt, non-current, net	$2,169,718	$2,264,507

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31,	Amount
2023	$325,611
2024	306,246
2025	443,699
2026	486,077
2027	343,568
2028 and thereafter	702,333
Total	$2,607,534

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2021	$14,080
Additions	18,034
Amortization and write-off	(6,704)
Transfers and other movements	306
Balance, December 31, 2021	$25,716
Additions	7,347
Amortization and write-off	(10,255)
Transfers and other movements	105
Balance, December 31, 2022	$22,913
Less: Current portion of financing costs	(5,497)
Financing costs, non-current portion	$17,416